Stockholders' Equity (Deficit) (Details 5) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Non-employee warrant [Member]	Dec. 31, 2012 Non-employee Warrants [Member]	Dec. 31, 2011 Non-employee Warrants [Member]
Number Outstanding
Outstanding, Beginning		905,000	905,000	793,750
Granted			25,000	205,000
Exercised
Canceled/forfeited/expired			(25,000)	(93,750)
Outstanding, Ending		905,000	905,000	905,000
Vested and exercisable		736,138	623,014
Weighted Average Exercise Price Per Share
Outstanding, Beginning		$ 0.33	$ 0.33	$ 0.32
Granted	$ 0.31		$ 1.16	$ 1.5
Exercised
Canceled/forfeited/expired			$ 1.16	$ 1.6
Outstanding, Ending		$ 0.33	$ 0.33	$ 0.33
Vested and exercisable		$ 0.33	$ 0.33
Weighted Average Remaining Contractual Life (Years)
Outstanding, Beginning		4 years 1 month 6 days	5 years 1 month 13 days	4 years 8 months 23 days
Granted			4 years 1 month 2 days	7 years 4 months 6 days
Canceled/forfeited/expired			4 years 1 month 2 days	4 years 15 days
Outstanding, Ending		3 years 7 months 6 days	4 years 1 month 6 days	5 years 1 month 13 days
Vested and exercisable		3 years 3 months 26 days	3 years 9 months 4 days
Aggregate Intrinsic value
Outstanding, Ending		$ 81,000
Warrants vested and exercisable		$ 65,999